UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

 (Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2013

Date of reporting period: 03/31/2013

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013

Shares				Value
	COMMON STOCK - 86.2%
	ADVERTISING - 3.2%
380,500	Valuevision Media, Inc. *			$ 1,316,530

	AEROSPACE & DEFENSE - 1.6%
30,000	Exelis, Inc.			326,700
70,000	Kratos Defense & Security Solutions, Inc. *			352,100
				678,800
	BUILDING MATERIALS - 0.2%
5,000	Patrick Industries, Inc. *			78,800

	CHEMICALS - 2.1%
55,000	Kronos Worldwide, Inc. +			860,750

	COAL - 1.1%
20,000	Natural Resource Partners LP +			468,000

	COMMERCIAL SERVICES - 1.2%
30,000	Green Dot Corp. *+			501,300

	COMPUTERS - 0.8%
24,925	NetSol Technologies, Inc. *			328,262

	CONSTRUCTION & ENGINEERING - 0.7%
48,501	KHD Humboldt Wedag Intl. *			280,530

	DIVERSIFIED FINANCIAL SERVICES - 7.9%
70,000	Home Loan Servicing Solutions Ltd.			1,633,100
114,443	Nicholas Financial, Inc.			1,682,312
				3,315,412
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
40,000	GrafTech International Ltd. *			307,200

	HEALTHCARE-PRODUCTS - 1.7%
150,000	Accuray, Inc. *			696,000

	HOUSEHOLD PRODUCTS/WARES - 0.2%
6,000	Blyth, Inc.			104,160

	INSURANCE - 2.8%
25,000	State Auto Financial Corp.			435,500
1,044,477	WMI Holdings Corp. *			731,134
				1,166,634
	INVESTMENT COMPANIES - 0.3%
11,100	Prospect Capital Corp.			121,101

	IRON/STEEL - 1.8%
225,000	AK Steel Holding Corp. +			744,750

	MACHINERY-DIVERSIFIED - 1.6%
25,943	Twin Disc, Inc. +			650,651

	MEDIA - 2.6%
40,000	Digital Generation, Inc. *+			257,200
498,185	Emmis Communications Corp. *			826,987
				1,084,187

CATALYST VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares				Value
	COMMON STOCK - 86.2% (Continued)
	METAL FABRICATE/HARDWARE - 3.3%
2,246	Lawson Products, Inc.			$ 39,485
56,801	Olympic Steel, Inc.			1,357,544
				1,397,029
	METALS & MINING - 1.6%
294,200	Energold Drilling Corp. *			661,950

	MISCELLANEOUS MANUFACTURING - 0.1%
17,841	Metabolix, Inc. *			32,649

	OIL, GAS & CONSUMABLE FUELS - 2.4%
5,000	LRR Energy LP			88,000
10,000	Recovery Energy, Inc. *			17,300
60,000	Swift Energy Co. *			888,600
				993,900
	OIL & GAS SERVICES - 4.9%
105,000	Pioneer Energy Services Corp. *			866,250
115,000	TETRA Technologies, Inc. *			1,179,900
				2,046,150
	REAL ESTATE INVESTMENT TRUSTS - 7.1%
10,000	American Capital Agency Corp.			327,800
65,000	Invesco Mortgage Capital, Inc.			1,390,350
4,410	Silver Bay Realty Trust Corp.			91,287
90,000	Two Harbors Investment Corp.			1,134,900
				2,944,337
	RETAIL - 4.2%
116,100	Christopher & Banks Corp. *			746,523
85,000	Roundy's, Inc. +			558,450
150,000	Wet Seal, Inc. *			453,000
				1,757,973
	SAVINGS & LOANS - 0.4%
15,000	First Pactrust Bancorp, Inc.			171,000

	SEMICONDUCTORS - 1.6%
102,614	Ultra Clean Holdings *			666,991

	SOFTWARE - 5.2%
20,000	Allscripts Healthcare Solutions, Inc. *			271,800
20,000	Computer Programs & Systems, Inc.			1,082,200
16,936	Exa Corp. *			161,231
185,855	Innodata, Inc. *			641,200
				2,156,430
	TELECOMMUNICATIONS - 2.9%
95,000	NTELOS Holdings Corp.			1,216,950

	TEXTILES, APPAREL & LUXURY GOODS - 1.5%
74,289	Hallwood Group, Inc. *			639,628

	TOYS/GAMES/HOBBIES - 1.9%
95,000	LeapFrog Enterprises, Inc. - Class A *+			813,200

CATALYST VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares				Value
	COMMON STOCK - 86.2% (Continued)
	TRANSPORTATION - 18.6%
1,389,286	Global Ship Lease, Inc.			$ 6,251,787
20,000	Pacer International, Inc. *			100,600
165,000	Quality Distribution, Inc. *			1,387,650
				7,740,037

	TOTAL COMMON STOCK (Cost - $36,366,452)			35,941,291
	.	Expiration Date -
	WARRANTS - 12.9%	Exercise Price
	AUTO COMPONENTS - 7.3%
337,642	Visteon Corp. *+	10/05/2015 - $58.80		3,038,778

	CHEMICALS - 5.6%
18,063	Tronox Ltd. - Class A *	02/14/2018 - $59.33		1,071,678
22,848	Tronox Ltd. - Class B *	02/14/2018 - $56.20		1,284,054
				2,355,732
	TOTAL WARRANTS (Cost - $10,113,171)			5,394,510

	SHORT-TERM INVESTMENT - 10.6%
4,398,245	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **(a)
	TOTA SHORT-TERM INVESTMENTS (Cost - $4,398,245)			4,398,245

	TOTAL INVESTMENTS - 109.7% (Cost - $50,877,868)(b)			$ 45,734,046
	OTHER LIABILITIES LESS ASSETS - (9.7%)			(4,030,030)
	NET ASSETS - 100.0%			$ 41,704,016

* Non-income producing security.
** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily.
+ Security, or a portion of the security, is out on loan at March 31, 2013. total loaned securities had a market value of $3,488,281 at March 31, 2013.
LP Limited Partnership
(a) A portion of this security was purchased with cash received as collateral for securities on loan at March 31, 2013. Total collateral had a Market Value of $3,572,135 on March 31, 2013
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $50,882,906 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 6,010,493
			Unrealized depreciation	(11,159,353)
			Net unrealized depreciation	$ (5,148,860)

As of March 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
BRITAIN				15.0%
CANADA				1.6%
CAYMAN ISLANDS				3.9%
GERMANY				0.7%
UNITED STATES				77.9%
		Total Equity Holdings		99.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares				Value
	COMMON STOCK - 0.0%
	LODGING - 0.0%
460	Trump Entertainment Resorts Inc. *+#			$ -
	TOTAL COMMON STOCK (Cost - $613,544)

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 4.0%
	INVESTMENT COMPANIES - 4.0%
$ 4,077,000	Prospect Capital Corp.	5.500	8/15/2016	4,336,909
	TOTAL CONVERTIBLE BONDS (Cost - $4,048,295)			4,336,909

	CORPORATE BONDS - 90.0%
	COAL - 3.8%
4,500,000	Arch Coal Inc.	7.000	6/15/2019	4,061,250

	HOME BUILDERS - 4.0%
4,000,000	Beazer Homes USA Inc.	9.125	5/15/2019	4,320,000

	LODGING - 9.7%
4,074,000	Caesars Entertainment Operating Co. Inc.	11.250	6/1/2017	4,333,717
5,916,000	Marina District Finance Co. Inc.	9.875	8/15/2018	6,093,480
				10,427,197
	OIL & GAS - 19.6%
12,863,000	ATP Oil & Gas Corp **	11.875	5/1/2015	900,410
3,410,000	BreitBurn Energy Partners LP	8.625	10/15/2020	3,768,050
4,072,000	Comstock Resources Inc.	8.375	10/15/2017	4,326,500
3,416,000	Northern Oil and Gas Inc.	8.000	6/1/2020	3,586,800
4,064,000	Penn Virginia Corp.	10.375	6/15/2016	4,307,840
3,743,000	United Refining Co.	10.500	2/28/2018	4,229,590
				21,119,190
	RETAIL - 11.5%
6,229,000	JC Penney Corp., Inc.	5.650	6/1/2020	5,045,490
10,121,000	RadioShack Corp.	6.750	5/15/2019	7,325,074
				12,370,564
	SEMICONDUCTORS - 9.2%
4,800,000	Advanced Micro Devices Inc.	7.750	8/1/2020	4,416,000
4,159,000	Amkor Technology Inc.	7.375	5/1/2018	4,351,354
8,669,000	Energy Conversion Devices Inc. **#			1,148,642
				9,915,996
	STORAGE/WAREHOUSING - 4.8%
4,892,000	Niska Gas Storage US LLC	8.875	3/15/2018	5,099,910

	TELECOMMUNICATIONS - 17.9%
5,061,000	Cricket Communications Inc.	7.750	10/15/2020	5,048,348
3,284,000	ITC Deltacom Inc.	10.500	4/1/2016	3,464,620
4,600,000	Level 3 Financing Inc.	10.000	2/1/2018	5,083,000
7,817,000	NII Capital Corp.	7.625	4/1/2021	5,628,240
				19,224,208
	TRANSPORTATION - 9.5%
5,027,000	Navios Maritime Holdings Inc.	8.875	11/1/2017	5,133,824
4,715,000	PHI, Inc.	8.625	10/15/2018	5,127,562
				10,261,386

	TOTAL CORPORATE BONDS (Cost - $109,171,178)			96,799,701
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
				Value

	TOTAL INVESTMENTS - 94.0% (Cost - $113,833,017)(a)			$ 101,136,610
	OTHER ASSETS LESS LIABILITIES - 6.0%			6,493,555
	NET ASSETS - 100.0%			$ 107,630,165

* Non-income producing security.
+ The security is illiquid; the security represents 0.00% of net assets.
** Represents issuer in default on interest payments; non-income producing security.
LLC Limited Liability Company
LP Limited Partnership
# The value of this security has been determined in good faith under policies of the Board of Trustees.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $113,834,241 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 2,798,924
			Unrealized depreciation	(15,496,555)
			Net unrealized depreciation	$ (12,697,631)

As of March 31, 2013, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
MARSHALL ISLANDS				4.8%
UNITED STATES				89.2%
	Total Debt and Equity Holdings			94.0%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares				Value
	COMMON STOCK - 57.0%
	BANKS - 1.3%
89,224	Banco Santander SA - ADR			$ 607,615

	COMPUTERS - 5.8%
4,800	Apple Inc.			2,124,624
27,100	Hewlett-Packard Co.			646,064
				2,770,688
	INVESTMENT COMPANIES - 16.8%
123,463	Apollo Investment Corp.			1,032,150
86,100	Ares Capital Corp.			1,558,410
108,000	Fifth Street Finance Corp.			1,190,160
116,675	PennantPark Investment Corp.			1,317,261
126,900	Prospect Capital Corp.			1,384,479
64,700	Solar Capital, Ltd.			1,519,803
				8,002,263
	LODGING - 0.0%
121	Trump Entertainment Resorts, Inc. *#†			-

	OIL & GAS - 1.5%
35,000	Chesapeake Energy Corp.			714,350

	PRIVATE EQUITY - 12.0%
135,400	American Capital, Ltd. *			1,976,163
73,860	Blackstone Group LP			1,460,951
356,004	Fortress Investment Group LLC - Class A			2,278,426
				5,715,540
	REITS - 6.2%
448,100	Chimera Investment Corp.			1,429,439
68,300	CommonWealth REIT			1,532,652
				2,962,091
	RETAIL - 3.3%
54,500	Francesca's Holdings Corp. *(a)			1,561,970

	SEMICONDUCTORS - 3.1%
141,500	Marvell Technology Group, Ltd.			1,497,070

	TELECOMMUNICATIONS - 4.0%
29,325	Cellcom Israel, Ltd.			240,172
68,400	Corning, Inc.			911,772
55,102	Telefonica SA - ADR			744,428
				1,896,372
	TOYS/GAMES/HOBBIES - 3.0%
170,000	LeapFrog Enterprises Inc. - Class A *(a)			1,455,200

	TOTAL COMMON STOCK (Cost - $30,455,501)			27,183,159

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 0.4%
	INVESTMENT COMPANIES - 0.4%
$ 157,000	Prospect Capital Corp.	5.500	8/15/2016	167,009
	TOTAL CONVERTIBLE BONDS (Cost - $159,497)			167,009
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Principal				Value
	CORPORATE BONDS - 41.1%
	COAL - 3.0%
$ 1,588,000	Arch Coal, Inc.	7.000	6/15/2019	$ 1,433,170

	LODGING - 4.6%
104,000	Caesars Entertainment Operating Co., Inc.	11.250	6/1/2017	110,630
2,009,000	Marina District Finance Co., Inc.	9.875	8/15/2018	2,069,270
				2,179,900
	OIL & GAS - 3.9%
6,019,000	ATP Oil & Gas Corp **	11.875	5/1/2015	421,330
1,300,000	Penn Virginia Corp.	10.375	6/15/2016	1,378,000
52,000	United Refining Co.	10.500	2/28/2018	58,760
				1,858,090
	RETAIL - 11.0%
2,702,000	JC Penney Corp., Inc.	5.650	6/1/2020	2,188,620
4,228,000	RadioShack Corp.	6.750	5/15/2019	3,060,015
				5,248,635
	SEMICONDUCTORS - 3.0%
772,000	Advanced Micro Devices, Inc.	7.750	8/1/2020	710,240
5,543,000	Energy Conversion Devices, Inc. **#			734,447
				1,444,687
	STORAGE/WAREHOUSING - 4.4%
1,994,000	Niska Gas Storage US LLC	8.875	3/15/2018	2,078,745

	TELECOMMUNICATIONS - 8.1%
1,501,000	Cricket Communications, Inc.	7.750	10/15/2020	1,497,247
3,307,000	NII Capital Corp.	7.625	4/1/2021	2,381,040
				3,878,287
	TRANSPORTATION - 3.1%
1,455,000	Navios Maritime Holdings Inc.	8.875	11/1/2017	1,485,919

	TOTAL CORPORATE BONDS (Cost - $26,447,064)			19,607,433

	SHORT-TERM INVESTMENTS - 0.4%
181,350	Fidelity Institutional Money Market Portfolio, Class I, 0.14% ***			181,350
	TOTAL SHORT-TERM INVESTMENTS (Cost - $181,350)			181,350

	TOTAL INVESTMENTS - 98.9% (Cost - $57,243,412) (c)			$ 47,138,951
	OTHER ASSETS LESS LIABILITIES - 1.1%			512,800
	NET ASSETS - 100.0%			$ 47,651,751

		Expiration Date -
Contracts (b)		Exercise Price
	CALL OPTIONS WRITTEN - (0.2%)
545	Francescas Holdings Corp.	06/22/2013 - $30.00		95,375
1,700	Leapfrog Enterprises, Inc.	06/22/2013 - $12.50		12,750
	TOTAL CALL OPTIONS WRITTEN (Premiums - $135,913)			108,125
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

* Non-income producing security.
** Represents issuer in default on interest payments; non-income producing security.
*** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
† The security is illiquid; the security represents 0.00% of net assets.
ADR American Depositary Receipt
LLC Limited Liability Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $57,070,527 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 2,575,743
			Unrealized depreciation	(12,615,444)
			Net unrealized depreciation	$ (10,039,701)

As of March 31, 2013, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
BERMUDA				3.1%
ISRAEL				0.5%
MARSHALL ISLANDS				3.1%
SPAIN				2.8%
UNITED STATES				89.0%
	Total Debt and Equity Holdings			98.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares			Value
	COMMON STOCK - 96.1%
	AEROSPACE/DEFENSE - 5.8%
5,575	L-3 Communications Holdings, Inc.		$ 451,129
5,295	United Technologies Corp.		494,712
			945,841
	APPAREL - 5.3%
6,990	Coach, Inc.		349,430
3,100	VF Corp.		520,025
			869,455
	CHEMICALS - 5.8%
6,000	Ecolab, Inc.		481,080
4,285	Praxair, Inc.		477,949
			959,029
	COMPUTERS - 9.5%
800	Apple, Inc.		354,104
25,000	Hewlett-Packard Co.		596,000
2,830	International Business Machines Corp.		603,639
			1,553,743
	COSMETICS PERSONAL CARE - 2.7%
3,760	Colgate-Palmolive Co.		443,793

	DIVERSIFIED FINANCIAL SERVICES - 6.8%
2,350	BlackRock, Inc. - Class A		603,668
6,750	T Rowe Price Group, Inc.		505,373
			1,109,041
	FOOD - 3.0%
6,800	McCormick & Co., Inc.		500,140

	HEALTHCARE-SERVICES - 3.7%
10,655	UnitedHealth Group, Inc.		609,573

	HOUSEHOLD PRODUCTS/WARES - 3.7%
7,415	Tupperware Brands Corp.		606,102

	MEDIA - 3.9%
11,025	Time Warner, Inc.		635,261

	MISCELLANEOUS MANUFACTURING - 6.2%
7,525	Dover Corp.		548,422
7,760	Illinois Tool Works, Inc.		472,894
			1,021,316
	OIL & GAS - 2.8%
3,890	Chevron Corp.		462,210

	PACKAGING & CONTAINERS - 4.2%
7,480	Rock-Tenn Co.		694,069

	PHARMACEUTICALS - 6.4%
8,450	Abbott Laboratories		298,454
8,450	AbbVie, Inc.		344,591
10,180	Teva Pharmaceutical Industries Ltd. - ADR		403,942
			1,046,987
	PIPELINES - 4.1%
7,657	Kinder Morgan Management LLC *		672,667
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares			Value
	COMMON STOCK - 96.1% (Continued)
	REAL ESTATE INVESTEMENT TRUSTS - 3.0%
6,700	Ventas, Inc.		$ 490,440

	RETAIL - 8.6%
10,350	Buckle, Inc.		482,828
4,610	McDonald's Corp.		459,571
6,350	Wal-Mart Stores, Inc.		475,170
			1,417,569
	SEMICONDUCTORS- 5.4%
15,260	Intel Corp.		333,431
8,375	QUALCOMM, Inc.		560,706
			894,137
	SOFTWARE - 2.3%
13,190	Microsoft Corp.		377,366

	TRANSPORTATION - 2.9%
18,975	CSX Corp.		467,354

	TOTAL COMMON STOCK (Cost - $12,526,401)		15,776,093

	SHORT-TERM INVESTMENT - 4.0%
649,809	Fidelity Institutional Money Market Portfolio, Class I, 0.56% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $649,809)		649,809

	TOTAL INVESTMENTS - 100.1% (Cost - $13,176,210)(a)		$ 16,425,902
	OTHER LIABILITIES LESS ASSETS - (0.1%)		(13,142)
	NET ASSETS - 100.0%		$ 16,412,760

* Non-income producing security.
** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily.
ADR American Depositary Receipt.
LLC Limited Liability Company.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $13,176,210 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 3,478,983
		Unrealized depreciation	(229,291)
		Net unrealized appreciation	$ 3,249,692

As of March 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
Israel			2.5%
United States			93.6%
		Total Equity Holdings	96.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST STRATEGIC INSIDER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares			Value
	COMMON STOCK - 92.1%
	AEROSPACE/DEFENSE - 2.4%
2,644	Triumph Group, Inc. ^		$ 207,554

	AUTO PARTS & EQUIPMENT - 2.1%
3,281	Icahn Enterprises LP		178,847

	BANKS - 2.3%
27,061	Huntington Bancshares, Inc. ^		199,981

	CHEMICALS - 6.7%
9,332	Chemtura Corp. *^		201,664
11,395	Kronos Worldwide, Inc. +^		178,332
11,970	Valhi, Inc. ^		192,118
			572,114
	COAL - 3.6%
13,295	Natural Resource Partners LP +		311,103

	COMMERCIAL SERVICES - 5.1%
6,835	Bright Horizons Family Solutions, Inc. *^		230,955
6,397	DeVry, Inc.		203,105
			434,060
	DISTRIBUTION/WHOLESALE - 2.4%
3,943	Fastenal Co.		202,473

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.6%
40,000	GrafTech International Ltd. *		307,200

	ENTERTAINMENT - 2.5%
5,000	Marriott Vacations Worldwide Corp. *		214,550

	INSURANCE - 2.3%
394	Markel Corp. *^		198,379

	INVESTMENT COMPANIES - 2.4%
25,000	Apollo Investment Corp.		209,000

	IRON/STEEL - 2.2%
11,883	Commercial Metals Co.		188,345

	OIL & GAS - 9.7%
2,594	Apache Corp. ^		200,153
6,448	CVR Refining LP *^		223,681
3,282	Murphy Oil Corp.		209,162
9,638	Ultra Petroleum Corp. *		193,724
			826,720
	OIL & GAS SERVICES - 2.4%
16,680	Weatherford International Ltd. *^		202,495

	PHARMACEUTICALS - 6.9%
12,682	Impax Laboratories, Inc. *		195,810
27,371	Opko Health, Inc. *+^		208,841
5,529	Zoetis, Inc. - Cl. A *^		184,669
			589,320
CATALYST STRATEGIC INSIDER FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares			Value
	COMMON STOCK - 92.1% (Continued)
	PIPELINES - 12.4%
5,061	Access Midstream Partners LP ^		$ 204,313
6,932	Enbridge Energy Management LLC *		209,485
3,788	NuStar Energy LP ^		202,052
10,000	PVR Partners LP		241,100
3,164	Sunoco Logistics Partners LP		206,926
			1,063,876
	REITS - 8.3%
12,336	American Capital Mortgage Investment Corp. ^		318,886
17,113	Newcastle Investment Corp. ^		191,152
732	Silver Bay Realty Trust Corp.		15,161
14,947	Two Harbors Investment Corp. ^		188,482
			713,681
	RETAIL - 5.2%
4,367	Darden Restaurants, Inc.		225,686
7,491	Francesca's Holdings Corp. *+^		214,692
			440,378
	SEMICONDUCTORS - 2.0%
39,776	MEMC Electronic Materials, Inc. *^		175,014

	SOFTWARE - 5.6%
5,220	Akamai Technologies, Inc. *^		184,214
21,872	Allscripts Healthcare Solutions, Inc. *		297,240
			481,454
	TELECOMMUNICATIONS - 2.0%
21,915	Windstream Corp. +^		174,224

	TOTAL COMMON STOCK (Cost - $7,708,593)		7,890,768

		Expiration Date -
Contracts( b)	PURCHASED PUT OPTIONS - 0.1%	Exercise Price
355	SPDR S&P 500 ETF Trust	05/18/13 - $137.00	7,100
	TOTAL PURCHASED PUT OPTIONS (Cost - $33,738)

	SHORT-TERM INVESTMENTS - 34.4%
2,949,229	Fidelity Institutional Money Market Portfolio, Class I, 0.14% ** (a)		2,949,229
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,949,229)

	TOTAL INVESTMENTS - 126.6% (Cost - $10,691,560) (c)		$ 10,847,097
	OTHER LIABILITIES LESS ASSETS - (26.6%)		(2,280,097)
	NET ASSETS - 100.0%		$ 8,567,000

Contracts( b)		Expiration Date -
	CALL OPTIONS WRITTEN - (2.3%)	Exercise Price
300	iShares Russell 2000 Index Fund	05/18/13 - $91.00	$ 134,400
300	iShares Russell 2000 Index Fund	06/22/13 - $96.00	61,500
	TOTAL CALL OPTIONS WRITTEN (Premiums - $137,522)		$ 195,900

CATALYST STRATEGIC INSIDER FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

* Non-income producing security.
** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily.
+ Security, or a portion of the security, is out on loan at March 31, 2013. Total loaned securities had a market value of $889,557 at March 31, 2013.
^ All or a portion of this security is segregated as collateral for call options written.
LLC Limited Liability Corporation
LP Limited Partnership
(a) A portion of this security was purchased with cash received as collateral for securities on loan at March 31, 2013. Total collateral had a Market Value of $914,495 on March 31, 2013.
(b) Each contract is equivalent to 100 shares of common stock.

(c)Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $10,691,714 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 315,555
		Unrealized depreciation	(356,072)
		Net unrealized depreciation	$ (40,517)

As of March 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Long Percentage
SWITZERLAND			2.4%
UNITED STATES			89.8%
		Total Equity Holdings	92.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares			Value
	COMMON STOCK - 100.8%
	AEROSPACE/DEFENSE - 3.8%
460	General Dynamics Corp.		$ 32,435

	AUTO MANUFACTURERS - 3.9%
1,221	General Motors Co. *		33,968

	AUTO PARTS & EQUIPMENT - 2.5%
485	Delphi Automotive PLC		21,534

	BANKS - 8.6%
2,812	Bank of America Corp.		34,250
550	Citigroup, Inc.		24,332
408	Wells Fargo & Co.		15,092
			73,674
	BIOTECHNOLOGY - 4.2%
730	Gilead Sciences, Inc. *		35,719

	COMMERCIAL SERVICES - 7.1%
490	Moody's Corp.		26,127
2,300	Western Union Co.		34,592
			60,719
	DISTRIBUTION/WHOLSALE - 6.9%
630	Fastenal Co.		32,350
349	Genuine Parts Co.		27,222
			59,572
	ELECTRIC - 5.3%
520	American Electric Power Co., Inc.		25,288
690	Xcel Energy, Inc.		20,493
			45,781
	ELECTRONICS - 2.8%
752	Tyco International Ltd.		24,064

	FOOD - 5.8%
1,635	Mondelez International, Inc.		50,047

	HEALTHCARE-SERVICES - 3.6%
613	Aetna, Inc.		31,337

	INSURANCE - 5.7%
641	American International Group, Inc. *		24,884
948	Hartford Financial Services Group, Inc.		24,458
			49,342
	MEDIA - 6.6%
417	Discovery Communications, Inc. *		32,835
182	Liberty Media Corp. *		20,317
182	Starz - Liberty Capital *		4,031
			57,183
	OFFICE/BUSINESS EQUIPMENT - 1.5%
1,500	Xerox Corp.		12,900

CATALYST LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares			Value
	COMMON STOCK - 100. 8% (Continued)
	OIL & GAS - 7.5%
406	Apache Corp.		$ 31,327
520	Murphy Oil Corp.		33,140
			64,467
	PHARMACEUTICALS - 3.4%
890	Zoetis, Inc. *		29,726
	PIPELINES - 6.9%
287	Kinder Morgan Management LLC *		25,213
589	ONEOK Partners LP		33,809
			59,022
	REITS - 5.9%
776	American Capital Agency Corp.		25,437
1,568	Annaly Capital Management Inc.		24,915
			50,352
	RETAIL - 1.0%
120	Yum! Brands, Inc.		8,633

	TELECOMMUNICATIONS - 7.8%
940	CenturyLink, Inc.		33,022
2,520	Corning, Inc.		33,592
			66,614

	TOTAL COMMON STOCK (Cost $816,317)		867,088

	SHORT-TERM INVESTMENTS - 16.3%
140,444	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **		140,444
	TOTAL SHORT-TERM INVESTMENTS (Cost - $140,444)

	TOTAL INVESTMENTS - 117.1% (Cost - $956,761) (a)		$ 1,007,532
	OTHER LIABILITIES LESS ASSETS - (17.1%)		(147,702)
	NET ASSETS - 100.0%		$ 859,830

* Non-income producing security.
** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily
LLC Limited Liability Corporation
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $956,761 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 54,274
		Unrealized depreciation	(3,503)
		Net unrealized appreciation	$ 50,771

As of March 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
BRITAIN			2.5%
SWITZERLAND			2.8%
UNITED STATES			95.5%
		Total Equity Holdings	100.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares				Value
	COMMON STOCK - 90.6%
	ADVERTISING - 2.4%
44,500	Havas SA			$ 281,963

	AEROSPACE - 1.5%
35,000	Kratos Defense & Security Solutions, Inc. *			176,050

	AGRICULTURE - 7.8%
338,900	Afgri Ltd.			196,994
21,445	GrainCorp Ltd.			260,973
5,200	Imperial Tobacco Group PLC			364,000
500,000	Sampoerna Agro PT			107,803
				929,770
	AUTO MANUFACTURERS - 2.8%
25,000	Ford Motor Co. ^			328,750

	BEVERAGES - 6.7%
4,565	Corby Distilleries Ltd.			82,567
4,000	Distell Group Ltd.			48,175
3,055	Heineken Holding NV			195,924
6,000	Molson Coors Brewing Co. ^			293,580
219,600	Oldtown Bhd			174,460
				794,706
	COMMERCIAL SERVICES - 2.3%
201,000	Bangkok Expressway PCL			272,595

	COMPUTERS - 2.0%
41,500	Brocade Communications Systems, Inc. *^			239,455

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
11,731	JSE Ltd.			90,877

	ELECTRIC - 4.4%
4,000	Consolidated Edison, Inc. ^			244,120
14,305	GDF Suez			275,645
				519,765
	ENGINEERING & CONSTRUCTION - 0.8%
40,240	SATS Ltd.			98,573

	FOOD - 11.0%
8,150	Alliance Grain Traders, Inc.			104,421
10,500	Campbell Soup Co.			476,280
40,400	Grupo Herdez SAB de CV			147,430
1,500	Nestle SA - ADR			108,705
62,130	Retail Food Group Ltd.			232,392
242,000	Ridley Corp. Ltd.			234,490
				1,303,718
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	COMMON STOCK - 90.6% (Continued)
	HOLDING COMPANIES-DIVERSIFICATION - 0.5%
11,000	AVI Ltd.			$ 64,191

	HOUSEHOLD PRODUCTS/WARES - 1.7%
14,000	Reckitt Benckiser Group PLC - ADR			202,020

	INTERNET - 3.6%
2,500	eBay, Inc. *^			135,550
131,500	TeleCommunication Systems, Inc. - Cl. A *			293,245
				428,795
	LODGING - 0.3%
850	Societe des Bains de Mer et du Cercle des Etrangers a Monaco			37,948

	MEDIA - 4.2%
80,000	MCOT PCL			129,648
10,000	Metropole Television SA			155,552
2,845	RTL Group SA			209,830
				495,030
	MINING - 3.6%
4,200	Newmont Mining Corp. ^			175,938
1,683	NovaCopper, Inc. *			3,080
67,100	Novagold Resources, Inc. *^			243,573
				422,591
	OIL & GAS - 5.6%
1,900	BP PLC - ADR			80,465
6,200	Canadian Oil Sands Ltd.			127,782
2,000	Eni SpA			89,780
2,000	Royal Dutch Shell PLC - ADR			130,320
2,000	Statoil ASA - ADR			49,240
3,800	Total SA - ADR			182,324
				659,911
	PHARMACEUTICALS - 6.6%
8,500	Forest Laboratories, Inc. *^			323,340
3,500	Johnson & Johnson			285,355
2,500	Novartis AG - ADR			178,100
				786,795
	REITS - 1.0%
291,700	Al-Aqar Healthcare Real Estate Investment Trust			122,464

	RETAIL - 6.3%
66,015	Albemarle & Bond Holdings			214,366
1,200	Wal-Mart Stores, Inc.			89,796
56,500	Wendy's Co. ^			320,355
142,100	Zhulian Corp. Bhd			127,576
				752,093
	SOFTWARE - 6.0%
9,000	Microsoft Corp. ^			257,490
25,500	Seachange International Inc. *			303,195
7,200	Verifone Systems, Inc. *^			148,896
				709,581

CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	COMMON STOCK - 90.6% (Continued)
	TELECOMMUNICATIONS - 6.2%
8,500	Cisco Systems, Inc. ^			$ 177,735
24,000	Tellabs, Inc.			50,160
6,880	Vivendi SA			142,237
13,050	Vodafone Group PLC - ADR ^			370,620
				740,752
	WATER - 2.5%
12,400	Suez Environnement Co.			158,268
395,500	Thai Tap Water Supply PCL			145,732
				304,000

	TOTAL COMMON STOCK (Cost - $9,913,176)			10,762,393

	EXCHANGE TRADED FUNDS - 1.7%
	COMMODITY FUND - 1.7%
10,500	iShares Gold Trust *^			162,960
1,300	iShares Silver Trust *			35,646
	TOTAL EXCHANGE TRADED FUNDS (Cost - $222,589)			198,606

	SHORT-TERM INVESTMENTS - 10.3%
	MONEY MARKET FUND - 10.3%
1,228,527	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **			1,228,527
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,227,527)

	TOTAL INVESTMENTS - 102.6% (Cost - $11,364,292) (b)			$ 12,189,526
	OTHER LIABILITIES LESS ASSETS - (2.6%)			(307,315)
	NET ASSETS - 100.0%			$ 11,882,211

		Expiration date -
Contracts (a)	CALL OPTIONS WRITTEN - (1.0%)	Exercise price		Value
150	Brocade Comms. Systems, Inc.	7/20/2013 - $6.00		$ 3,900
50	Brocade Comms. Systems, Inc.	1/18/2014 - $5.50		4,150
20	Cisco Systems, Inc.	4/20/2013 - $18.00		5,620
20	Cisco Systems, Inc.	1/18/2014 - $22.00		2,220
25	Consolidated Edison, Inc.	1/18/2014 - $60.00		6,175
10	eBay, Inc.	1/18/2014 - $55.00		5,500
54	Ford Motor Company	1/18/2014 - $10.00		17,604
110	Ford Motor Company	1/18/2014 - $12.00		19,690
20	Forest Labs, Inc.	1/18/2014 - $40.00		4,000
30	iShares Gold Trust	4/20/2013 - $18.00		150
35	iShares Gold Trust	1/18/2014 - $18.00		788
74	Microsoft Corp.	1/18/2014 - $30.00		8,362
24	Molson Coors Brewing Co.	1/18/2014 - $45.00		14,448
10	Newmont Mining Corp.	1/18/2014 - $50.00		1,280
250	Novagold Resources, Inc.	6/22/2013 - $5.00		750
100	Novagold Resources, Inc.	1/18/2014 - $5.00		2,400
120	Novagold Resources, Inc.	1/18/2014 - $4.50		3,900
21	Verifone Holdings, Inc.	7/20/2013 - $37.00		210
11	Verifone Holdings, Inc.	7/20/2013 - $35.00		385
25	Vodafone Group PLC - ADR	1/18/2014 - $30.00		2,625
85	Wendy's Co.	5/18/2013 - $5.00		6,800
31	Wendy's Co.	8/17/2013 - $5.00		2,480
	CALL OPTIONS WRITTEN TOTAL (Premiums - $117,576)			$ 113,437

CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

* Non-income producing security.
** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily.
^ All or a portion of this security is segregated as collateral for call options written.
ADR American Depositary Receipt
(a) One contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $11,271,911 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 1,471,526
			Unrealized depreciation	(667,348)
			Net unrealized appreciation	$ 804,178

As of March 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
AUSTRALIA				6.1%
BRITAIN				10.4%
CANADA				4.7%
FRANCE				10.1%
INDONESIA				1.0%
ITALY				0.8%
LUXEMBOURG				1.8%
MALAYSIA				3.6%
MEXICO				1.2%
MONACO				0.3%
NETHERLANDS				2.7%
NORWAY				0.4%
SINGAPORE				0.8%
SOUTH AFRICA				3.4%
SWITZERLAND				2.4%
THAILAND				4.6%
UNITED STATES				38.0%
	Total Equity Holdings			92.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares				Value
	COMMON STOCK - 58.4%
	ADVERTISING - 2.5%
45,200	Havas SA			$ 286,398

	AGRICULTURE - 4.5%
110,648	Afgri Ltd.			64,317
13,000	GrainCorp Ltd.			158,202
4,300	Imperial Tobacco Group PLC			301,000
				523,519
	AUTO MANUFACTURERS - 1.8%
16,000	Ford Motor Co. ^			210,400

	BEVERAGES - 4.7%
4,500	Corby Distilleries Ltd.			81,392
2,800	Heineken Holding NV			179,570
2,400	Molson Coors Brewing Co.			117,432
205,000	Oldtown Bhd			162,861
				541,255
	COMMERCIAL SERVICES - 1.8%
149,900	Bangkok Expressway PCL			203,293

	COMPUTERS - 0.4%
9,000	Brocade Communications Systems, Inc. *			51,930

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
12,010	JSE Ltd.			93,038

	ELECTRIC - 3.4%
4,000	Consolidated Edison, Inc. ^			244,120
7,650	GDF Suez			147,409
				391,529
	ENGINEERING & CONSTRUCTION - 0.7%
35,000	SATS Ltd.			85,737

	FOOD - 4.9%
8,150	Alliance Grain Traders, Inc.			104,421
2,200	Campbell Soup Co.			99,792
26,000	Grupo Herdez SAB de CV			94,880
30,000	Retail Food Group Ltd.			112,213
6,000	Snyders-Lance, Inc.			151,560
				562,866
	HOLDING COMPANIES-DIVERSIFIED - 0.6%
11,370	AVI Ltd.			66,350

	HOUSEHOLD PRODUCTS/WARES - 2.1%
17,000	Reckitt Benckiser Group PLC - ADR			245,310
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	COMMON STOCK - 58.4% (Continued)
	INTERNET - 1.7%
86,000	TeleCommunication Systems Inc. - Class A *			$ 191,780

	MEDIA - 1.4%
97,000	MCOT PCL			157,199

	MINING - 1.7%
3,500	Newmont Mining Corp. ^			146,615
2,033	NovaCopper, Inc. *			3,720
12,200	Novagold Resources, Inc. *			44,286
				194,621
	OIL & GAS - 5.7%
1,300	BP PLC - ADR			55,055
3,000	Canadian Oil Sands Ltd.			61,830
2,000	Eni SpA			89,780
4,000	Marathon Oil Corp. ^			134,880
1,700	Royal Dutch Shell PLC - ADR			110,772
4,500	Statoil ASA - ADR			110,790
2,000	Total SA - ADR			95,960
				659,067
	PHARMACEUTICALS - 4.3%
3,000	Johnson & Johnson			269,049
3,100	Novartis AG - ADR ^			220,844
				489,893
	REITS - 0.4%
100,000	Al-Aqar Healthcare Real Estate Investment Trust			41,983

	RETAIL - 4.8%
40,000	Albermarle & Bond Holdings			129,889
30,400	Wendy's Co. ^			172,368
275,500	Zhulian Corp. Bhd			247,341
				549,598
	SOFTWARE - 1.8%
10,100	Seachange International, Inc. *			120,089
4,100	VeriFone Systems, Inc. *^			84,788
				204,877
	TELECOMMUNICATIONS - 6.0%
10,000	Cisco Systems, Inc. ^			209,100
26,000	Tellabs, Inc.			54,340
7,000	Vivendi SA			144,718
10,000	Vodafone Group PLC - ADR			284,000
				692,158
	WATER - 2.4%
12,485	Suez Environnement Co.			159,353
308,000	Thai Tap Water Supply PCL			113,490
				272,843

	TOTAL COMMON STOCK (Cost - $6,016,882)			6,715,644
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	EXCHANGE TRADED FUNDS - 1.2%
	COMMODITY FUND - 1.2%
6,500	iShares Gold Trust			$ 100,880
1,200	iShares Silver Trust			32,904
	TOTAL EXCHANGE TRADED FUNDS (Cost - $152,207)			133,784

Principal	CORPORATE BONDS - 34.4%	Coupon Rate (%)	Maturity
	BANKS - 0.8%
$ 35,000	Ally Financial, Inc.	5.850	5/5/2013	35,175
62,000	Ally Financial, Inc.	6.250	11/15/2013	62,310
				97,485
	BEVERAGES - 2.8%
135,000	Coca-Cola HBC Finance BV	5.125	9/17/2013	137,067
166,000	Constellation Brands, Inc.	8.375	12/15/2014	183,430
				320,497
	BUILDING MATERIALS - 0.4%
49,000	Lafarge North America, Inc.	6.875	7/15/2013	49,674

	COMMERCIAL SERVICES - 4.4%
175,000	Deluxe Corp.	5.125	10/1/2014	181,125
315,000	RR Donnelley & Sons Co.	4.950	4/1/2014	324,056
				505,181
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
155,000	Ford Motor Credit Co. LLC	8.000	6/1/2014	166,571
120,000	International Lease Finance Corp.	5.875	5/1/2013	120,300
175,000	Springleaf Finance Corp.	5.800	9/15/2013	174,781
80,000	Springleaf Finance Corp.	6.000	4/15/2013	79,800
				541,452
	FOOD - 0.6%
65,000	Smithfield Foods, Inc.	7.750	5/15/2013	65,406

	HEALTHCARE SERVICES - 1.8%
90,000	HCA, Inc.	9.000	12/15/2014	99,338
101,000	HCA, Inc.	7.190	11/15/2015	111,226
				210,564
	IRON/STEEL - 2.3%
200,000	ArcelorMittal USA LLC	6.500	4/15/2014	208,750
58,000	Commercial Metals Co.	5.625	11/15/2013	58,870
				267,620
	LEISURE TIME - 1.6%
118,000	Royal Caribbean Cruises Ltd.	7.000	6/15/2013	119,180
62,000	Royal Caribbean Cruises Ltd.	6.875	12/1/2013	64,015
				183,195
	LODGING - 6.1%
224,000	MGM Resorts International	6.750	4/1/2013	224,000
226,000	MGM Resorts International	5.875	2/27/2014	234,758
225,000	Wynn Las Vegas LLC	7.875	11/1/2017	241,594
				700,352

CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 34.4% (Continued)
	MACHINERY-DIVERSIFIED - 0.9%
$ 100,000	Case New Holland, Inc.	7.750	9/1/2013	$ 102,250

	MEDIA - 2.0%
70,000	DISH DBS Corp.	7.000	10/1/2013	71,838
125,000	DISH DBS Corp.	6.625	10/1/2014	132,969
30,000	Scholastic Corp.	5.000	4/15/2013	30,000
				234,807
	RETAIL - 1.3%
145,000	New Albertsons, Inc.	7.250	5/1/2013	145,363

	TELECOMMUNICATIONS - 4.7%
165,000	Alestra SA de CV	11.750	8/11/2014	184,594
169,000	Telecom Italia Capital SA	5.250	11/15/2013	172,473
131,000	Telecom Italia Capital SA	6.175	6/15/2014	137,230
39,000	Telecom Italia Capital SA	4.950	9/30/2014	40,355
				534,652

	TOTAL CORPORATE BONDS (Cost - $3,950,509)			3,958,498

Shares	SHORT-TERM INVESTMENTS - 8.0%
	MONEY MARKET FUND - 8.0%
916,309	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **			916,309
	TOTAL SHORT-TERM INVESTMENTS (Cost - $916,309)

	TOTAL INVESTMENTS - 102.0% (Cost - $11,035,907) (b)			$ 11,724,235
	OTHER LIABILITIES LESS ASSETS - (2.0%)			(233,435)
	NET ASSETS - 100.0%			$ 11,490,800

		Expiration Date -
Contracts (a)		Exercise Price		Value
	CALL OPTIONS WRITTEN * - 0.9%
20	Cisco Systems, Inc.	4/20/2013 - $18.00		5,620
30	Cisco Systems, Inc.	4/20/2013 - $19.00		5,640
35	Cisco Systems, Inc.	1/18/2014 - $22.00		3,885
25	Consolidated Edison, Inc.	1/18/2014 - $57.50		10,500
60	Ford Motor Company	1/18/2014 - $12.00		10,740
100	Ford Motor Company	1/18/2014 - $10.00		32,600
40	Marathon Oil Corp.	1/18/2014 - $30.00		20,500
11	Newmont Mining Corp.	1/18/2014 - $45.00		2,695
12	Novartis Ag - ADR	1/18/2014 - $72.50		3,600
41	Verifone Holdings, Inc.	1/18/2014 - $35.00		1,435
110	Wendy's Co.	11/16/2013 - $6.00		4,400
	TOTAL CALL OPTIONS WRITTEN (Premiums $73,734)			101,615

CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
* Non-income producing security.
** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily.
ADR American Depositary Receipt.
^ All or a portion of this security is segregated as collateral for call options written.
(a) One Contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $10,969,667 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 1,025,821
			Unrealized depreciation	(372,868)
			Net unrealized appreciation	$ 652,953

As of March 31, 2013, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
AUSTRALIA				2.4%
BRITAIN				8.8%
CANADA				2.6%
FRANCE				7.3%
ITALY				0.8%
LIBERIA				1.6%
LUXEMBOURG				3.0%
MALAYSIA				3.9%
MEXICO				2.4%
NETHERLANDS				3.7%
NORWAY				1.0%
SINGAPORE				0.8%
SOUTH AFRICA				1.9%
SWITZERLAND				1.9%
THAILAND				4.1%
UNITED STATES				47.8%
	Total Debt & Equity Holdings			94.0%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST/CP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
MARCH 31, 2013
Shares			Value
	COMMON STOCK - 99.3%
	CHEMICALS - 13.6%
12,440	Ecolab Inc.		$ 997,439
11,000	Monsanto Co.		1,161,930
7,630	PPG Industries Inc.		1,021,962
			3,181,331
	COMMERCIAL SERVICES - 5.8%
2,500	Mastercard Inc. - Class A		1,352,825

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
4,000	BlackRock Inc. - Class A		1,027,520

	FOOD - 9.9%
35,490	ConAgra Foods Inc.		1,270,897
12,000	Hershey Co. (The)		1,050,360
			2,321,257
	HEALTHCARE-SERVICES - 2.9%
14,360	Community Health Systems Inc.		680,520

	HOME BUILDERS - 5.1%
58,470	PulteGroup Inc. *		1,183,433

	HOUSEHOLD PRODUCTS/WARES - 4.6%
11,000	Kimberly-Clark Corp.		1,077,780

	INSURANCE - 4.3%
12,000	Travelers Cos Inc. (The)		1,010,280

	INTERNET - 9.6%
21,600	eBay, Inc. *		1,171,152
18,000	Expedia, Inc.		1,080,180
			2,251,332
	LEISURE TIME - 2.5%
17,000	Brunswick Corp.		581,740

	MACHINERY-DIVERSIFIED - 5.2%
7,200	Flowserve Corp.		1,207,512

	MEDIA - 5.7%
23,120	Time Warner Inc.		1,332,174

	MISCELLANEOUS MANUFACTURING - 1.9%
8,000	Crane Co.		446,880

	PHARMACEUTICALS - 5.0%
12,640	Actavis Inc. *		1,164,270

	PRIVATE EQUITY - 1.9%
23,000	KKR & Co. LP		444,360

CATALYST/CP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
MARCH 31, 2013
Shares			Value
	COMMON STOCK - 99.3% (Contiunued)
	RETAIL - 10.1%
18,000	Home Depot, Inc.		$ 1,256,040
10,470	PVH Corp.		1,118,301
			2,374,341
	TELECOMMUNICATIONS - 3.2%
16,000	NeuStar Inc. - Class A *		744,480

	TRANSPORTATION - 3.6%
9,000	Genesee & Wyoming Inc. *		837,990

	TOTAL COMMON STOCK (Cost - $18,501,556)		23,220,025

	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
194,138	Federated Treasury Obligations Fund, Institutional Class, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $194,138)		194,138

	TOTAL INVESTMENTS - 100.1% (Cost - $18,695,694)		$ 23,414,163
	OTHER LIABILITIES LESS ASSETS - (0.1%)		(28,500)
	NET ASSETS - 100.0%		$ 23,385,663

* Non-Income producing security.
** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily.
LP Limited Partnership
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $18,695,694 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 4,718,619
		Unrealized depreciation	(150)
		Net unrealized appreciation	$ 4,718,469

As of March 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
United States			99.3%
		Total Equity Holdings	99.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013

Shares				Value
	COMMON STOCK - 92.8%
	ADVERTISING - 2.6%
25,593	Valuevision Media, Inc. *^			$ 88,552

	BANKS - 3.4%
1,886	Access National Corp. ^			30,931
3,636	New Century Bancorp, Inc. *^			22,398
3,452	Univest Corp. of Pennsylvania			60,134
				113,463
	BIOTECHNOLOGY - 3.7%
12,746	Omeros Corp. *^			52,514
28,858	Pacific Biosciences of California, Inc. *			71,856
				124,370
	CHEMICALS - 1.9%
3,985	Valhi, Inc. ^			63,959

	COMMERCIAL SERVICES - 7.8%
2,231	Carriage Services, Inc. - Class A ^			47,409
5,474	ExamWorks Group, Inc. *^			94,810
3,900	Green Dot Corp. - Class A *			65,169
3,844	Western Union Co.			57,814
				265,202
	ELECTRIC - 0.9%
2,497	AES Corp. ^			31,387

	ELECTRONICS - 0.4%
2,042	Transcat, Inc. *			12,987

	ENTERTAINMENT - 2.5%
1,928	Marriott Vacations Worldwide Corp. *			82,730

	HEALTHCARE-PRODUCTS - 2.3%
13,653	Staar Surgical Co. *			76,866

	HOME FURNISHINGS - 0.8%
5,914	Stanley Furniture Co., Inc. *			26,258

	INSURANCE - 4.3%
126	Markel Corp. *^			63,441
11,522	Meadowbrook Insurance Group, Inc. ^			81,230
				144,671
	INVESTMENT COMPANIES - 2.1%
4,797	New Mountain Finance Corp. ^			70,132
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares				Value
	COMMON STOCK - 92.8%(Continued)
	IRON/STEEL - 1.3%
12,740	AK Steel Holding Corp. ^			$ 42,169

	MACHINERY-DIVERSIFIED - 0.8%
5,626	Intevac, Inc. *			26,555

	MEDIA - 2.0%
10,351	Digital Generation, Inc. *			66,557

	METAL FABRICATE/HARDWARE - 1.5%
2,056	Olympic Steel, Inc.			49,138

	MINING - 0.5%
3,443	Molycorp, Inc. *^			17,904

	OIL & GAS - 11.1%
1,160	Delek Logistics Partners LP ^			36,180
4,003	Halcon Resources Corp. *			31,183
8,830	Matador Resources Co. *^			78,234
7,057	Midstates Petroleum Co., Inc. *^			60,337
6,070	Swift Energy Co. *^			89,897
79,927	TransAtlantic Petroleum Ltd. *			79,527
				375,358
	OIL & GAS SERVICES - 8.7%
1,412	Compressco Partners LP ^			27,802
7,246	Key Energy Services, Inc. *^			58,548
6,705	Pioneer Energy Services Corp. *^			55,316
7,963	TETRA Technologies, Inc. *^			81,700
5,670	Weatherford International Ltd. *			68,834
				292,200
	PHARMACEUTICALS - 2.3%
10,219	Opko Health, Inc. *^			77,971

	PIPELINES - 3.4%
2,015	Access Midstream Partners LP ^			81,346
590	NuStar Energy LP ^			31,471
				112,817
	REITS - 10.1%
3,124	American Capital Mortgage Investment Corp. ^			80,755
6,231	American Realty Capital Properties, Inc. ^			91,471
8,426	Inland Real Estate Corp. ^			85,018
7,207	Newcastle Investment Corp. ^			80,502
				337,746
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares				Value
	COMMON STOCK - 92.8%(Continued)
	RETAIL - 3.1%
11,451	Christopher & Banks Corp. *^			$ 73,630
4,120	Luby's, Inc. *^			30,818
				104,448
	SEMICONDUCTORS - 2.8%
9,046	Inphi Corp. *^			94,531

	SOFTWARE - 4.6%
1,576	Computer Programs & Systems, Inc. ^			85,277
7,157	Exa Corp. *^			68,135
				153,412
	TELECOMMUNICATIONS - 5.8%
7,723	Calix, Inc. *^			62,943
4,486	LogMeIn, Inc. *			86,221
5,785	Windstream Corp. ^			45,991
				195,155
	TRANSPORTATION - 2.1%
13,971	Pacer International, Inc. *^			70,274

	TOTAL COMMON STOCK (Cost - $2,837,486)			3,116,812

	SHORT-TERM INVESTMENTS - 12.9%
	MONEY MARKET FUND - 12.9%
433,085	Fidelity Institutional Money Market Portfolio, Class I, 0.14%**^			433,085
	TOTAL SHORT-TERM INVESTMENTS (Cost - $433,085)			433,085

	TOTAL INVESTMENTS - 105.7% (Cost - $3,270,571)			$ 3,549,897
	OTHER LIABILITIES LESS ASSETS - (5.7) %			(190,247)
	NET ASSETS - 100.0%			$ 3,359,650

	SECURITIES SOLD SHORT - (46.7%)
	COMMON STOCK - (46.7%)
	AEROSPACE/DEFENSE - (0.6%)
260	L-3 Communications Holdings, Inc.			21,039

	AGRICULTURE - (1.0%)
614	Universal Corp.			34,409

	APPAREL - (0.8%)
1,449	Perry Ellis International, Inc.			26,357

	BANKS - (3.0%)
911	Cass Information Systems, Inc.			38,307
1,725	NBT Bancorp, Inc.			38,209
1,859	Western Alliance Bancorp			25,729
				102,245
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares				Value
	COMMON STOCK - (46.7%)(Continued)
	BUILDING MATERIALS - (1.7%)
2,304	Patrick Industries, Inc.			$ 36,311
544	Universal Forest Products, Inc.			21,657
				57,968
	CHEMICALS - (3.1%)
1,499	KMG Chemicals, Inc.			29,141
3,021	Landec Corp.			43,714
1,297	PolyOne Corp.			31,660
				104,515
	COMMERICIAL SERVICES - (3.0%)
420	Gartner, Inc.			22,852
784	PAREXEL International Corp.			30,976
583	Team, Inc.			23,944
285	WEX, Inc.			22,372
				100,144
	COMPUTERS - (0.8%)
350	Manhattan Associates, Inc.			26,001

	ELECTRICAL COMPONANTS & EQUIPMENT - (0.7%)
536	AMETEK, Inc.			23,241

	ELECTRONICS - (1.7%)
562	Badger Meter, Inc.			30,078
850	Brady Corp.			28,500
				58,578
	ENGINEERING & CONSTRUCTION - (1.8%)
516	Exponent, Inc.			27,833
1,109	MasTec, Inc.			32,327
				60,160
	ENVIRONMENTAL CONTROL - (0.7%)
620	Waste Connections, Inc.			22,308

	FOOD - (0.6%)
384	United Natural Foods, Inc.			18,893

	FOREST PRODUCTS & PAPER - (0.9%)
411	Deltic Timber Corp.			28,244

	HEALTHCARE-PRODUCTS - (6.0%)
537	Abaxis, Inc.			25,411
733	Align Technology, Inc.			24,563
918	Cantel Medical Corp.			27,595
2,663	Cutera, Inc.			34,619
1,996	DexCom, Inc.			33,373
1,491	Exactech, Inc.			30,849
491	ResMed, Inc.			22,763
				199,173
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares				Value
	COMMON STOCK - (46.7%)(Continued)
	HEALTHCARE-SERVICES - (2.7%)
1,159	Acadia Healthcare Co., Inc.			$ 34,063
1,115	Emeritus Corp.			30,986
2,459	Gentiva Health Services, Inc.			26,606
				91,655
	HOME BUILDERS - (0.6%)
611	Toll Brothers, Inc.			20,921

	HOME FURNISHINGS - (0.9%)
891	American Woodmark Corp.			30,321

	INTERNET - (1.2%)
1,884	Sapient Corp.			22,966
6,090	Synacor, Inc.			18,209
				41,175
	MEDIA - (0.6%)
330	Scripps Networks Interactive, Inc.			21,232

	METAL FABRICATE/HARDWARE - (0.8%)
789	Sun Hydraulics Corp.			25,650

	MISCELLANEOUS MANUFACTURING - (1.0%)
1	Eaton Corp. PLC			15
380	Parker Hannifin Corp.			34,800
				34,815
	REITS - (3.1%)
2,364	IMPAC Mortgage Holdings, Inc.			23,995
2,768	Medical Properties Trust, Inc.			44,399
775	Potlatch Corp.			35,541
				103,935
	RETAIL - (1.7%)
1,072	Chico's FAS, Inc.			18,010
1,097	Mattress Firm Holding Corp.			37,890
				55,900
	SEMICONDUCTORS - (1.8%)
3,089	Exar Corp.			32,435
815	Semtech Corp.			28,843
				61,278
	SOFTWARE - (2.8%)
903	Blackbaud, Inc.			26,756
922	Cornerstone OnDemand, Inc.			31,440
1,833	MedAssets, Inc.			35,285
				93,481
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

Shares				Value
	COMMON STOCK - (46.7%)(Continued)
	STORAGE/WAREHOUSING - (1.1) %
1,294	Mobile Mini, Inc.			$ 38,082

	TELECOMMUNICATIONS - (2.0) %
1,672	Ixia			36,182
9,418	Neutral Tandem, Inc.			30,797
				66,979

	TOTAL SECURITIES SOLD SHORT (Cost - $1,427,093)			$ 1,568,699

* Non-income producing security.
** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily.
^ All or a portion of this security is segregated as collateral for securities sold short.
LP Limited Partnership
PLC Public Liability Company

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $1,843,271 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 397,159
			Unrealized depreciation:	(259,232)
			Net unrealized appreciation:	$ 137,927

As of March 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Sold Short Percentage	Long Percentage
TURKEY			-	0.02%
SWITZERLAND			-	0.02%
IRELAND			(0.01)%	-
UNITED STATES			(46.69)%	88.36%
		Total Equity Holdings	(46.70)%	88.40%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares				Value
	COMMON STOCK - 84.5%
	ADVERTISING - 1.1%
6,000	Focus Media Holding Ltd. - ADR			$ 160,860

	AEROSPACE/DEFENSE - 0.9%
50,000	API Technologies Corp. *			124,000

	BIOTECHNOLOGY - 0.6%
15,000	Protalix BioTherapeutics Inc. *			82,350

	CHEMICALS - 1.5%
3,459	Ferro Corp. *			23,348
10,000	Huntsman Corp.			185,900
				209,248
	COMMERCIAL SERVICES - 4.1%
8,750	ADT Corp. ^			428,225
43,400	Odyssey Marine Exploration Inc. *			141,484
				569,709
	COMPUTERS - 3.4%
26,500	Dell Inc. ^			379,745
80,160	Overland Storage Inc. *			95,390
50,000	StorageNetworks Inc. *#			-
				475,135
	DIVERSIFIED FINANCIAL SERVICES - 3.4%
11,300	Firstcity Financial Corp. *			110,966
7,500	National Financial Partners Corp. *			168,225
12,500	Netspend Holdings Inc. *			198,625
				477,816
	ENERGY-ALTERNATE SOURCES - 1.1%
86,642	Lightbridge Corp. *			149,024

	ENGINEERING & CONSTRUCTION - 2.6%
15,124	Michael Baker Corp.			370,538

	ENVIRONMENTAL CONTROL - 2.0%
75,100	EnergySolutions Inc. *			281,625

	FOOD - 10.8%
6,250	Dean Foods Co. *			113,313
11,500	Harris Teeter Supermarkets Inc.			491,165
13,782	Kraft Foods Group Inc. ^			710,186
40,000	SUPERVALU Inc.			201,600
				1,516,264
	HEALTHCARE-PRODUCTS - 3.0%
40,000	American Medical Alert Corp. *#			40
63,044	Merge Healthcare Inc. *			182,197
17,500	Palomar Medical Technologies Inc. *			236,075
				418,312
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	COMMON STOCK - 84.5% (Continued)
	LODGING - 2.8%
15,000	Ameristar Casinos, Inc.			$ 393,450

	MACHINERY-DIVERSIFIED - 7.5%
14,000	Gardner Denver, Inc. ^			1,051,540

	MINING - 5.2%
35,000	African Barrick Gold PLC			102,553
40,000	Aurizon Mines Ltd. *			173,588
150,000	Crocodile Gold Corp. *			33,935
5,000	Freeport-McMoRan Copper & Gold Inc.			165,500
75,000	IC Potash Corp. *			51,213
50,000	Orko Silver Corp. *			109,230
67,000	US Silver & Gold Inc. *			91,645
				727,664
	OIL & GAS - 11.8%
39,000	Arsenal Energy Inc. *			18,268
5,000	Coastal Energy Co. *			95,109
500,000	Dejour Energy Inc. *			101,000
19,320	Halcon Resources Corp. *			150,503
50,000	Ithaca Energy Inc. *			83,492
30,000	McMoRan Exploration Co. *^			490,500
100,000	Novus Energy Inc. *			88,792
10,000	Plains Exploration & Production Co. *^			474,700
20,000	SandRidge Energy Inc. *			105,400
17,639	Storm Resources Ltd. *			37,319
				1,645,083
	OIL & GAS SERVICES - 3.8%
12,500	ShawCor Ltd. *			529,792

	PHARMACEUTICALS - 2.1%
24,750	Elan Corp. PLC *			292,050

	REITS - 7.1%
25,000	American Realty Capital Properties Inc.			367,000
30,762	CreXus Investment Corp. ^			400,521
20,750	Newcastle Investment Corp.			231,778
				999,299
	RETAIL - 1.4%
49,925	Office Depot Inc. *			196,205

	SAVINGS & LOANS - 4.1%
5,000	BankUnited Inc.			128,100
51,302	Hudson City Bancorp Inc. ^			443,249
				571,349
	TELECOMMUNICATIONS - 4.2%
25,000	MetroPCS Communications Inc. *			272,500
50,000	Sprint Nextel Corp. *			310,500
				583,000

	TOTAL COMMON STOCK (Cost - $12,143,889)			11,824,313
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	EXCHANGE TRADED FUNDS - 3.1%
	EQUITY FUND - 3.1%
4,375	iPATH S&P 500 VIX Short-Term Futures ETN *			$ 88,725
7,750	ProShares UltraShort S&P500 *^			341,543
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,470,854)			430,268

	STOCK RIGHTS - 1.4%
	PHARMACEUTICALS - 1.0%
80,000	Sanofi*			142,400

	HEALTHCARE-PRODUCTS - 0.4%
21,670	Wright Medical Group, Inc. *			54,175

	TOTAL STOCK RIGHTS (Cost - $181,574)			196,575

	PREFERRED STOCK - 2.0%
	ELECTRIC - 2.0%
35,000	Genie Energy Ltd., 7.5%			278,250

	REAL ESTATE INVESTMENT TRUSTS - 0.0%
100	Capital Automotive REIT, 6.75%			2,150
	TOTAL PREFERRED STOCK (Cost - $273,491)			280,400

		Expiration Date -
Contracts		Exercise Price
	WARRANTS - 2.8%
	PIPELINES - 2.6%
70,000	Kinder Morgan Inc. *	05/25/2017 - $40.00		359,800

	REITS - 0.2%
11,700	Retail Opportunity Investments Corp. *	10/23/2014 - $12.00		23,400

	TOTAL WARRANTS (Cost - $263,992)			383,200
Contracts(b)
	PUT OPTIONS PURCHASED - 0.0%
173	Dell Inc.	05/18/2013 - $12.00		692
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,909)			692

	CALL OPTIONS PURCHASED - 0.6%
250	Crexus Investment Corp.	06/22/2013 - $12.50		15,000
150	Dell Inc.	08/17/2013 - $14.00		11,100
250	Focus Media Holding - ADR	04/20/2013 - $26.00		22,500
150	Gardner Denver Inc.	04/20/2013 - $75.00		3,750
300	Gramercy Capital Corp.	08/17/2013 - $5.00		16,500
300	McMoran Exploration Company	05/18/2013 - $16.00		16,200
	TOTAL PURCHASED CALL OPTIONS (Cost - $57,453)			85,050
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares				Value
	SHORT-TERM INVESTMENTS - 7.6%
1,067,428	Fidelity Institutional Money Market Portfolio, Class I, 0.14%
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,067,428)			1,067,428

	TOTAL INVESTMENTS - 102.0% (Cost - $15,460,590)			$ 14,267,926
	OTHER LIABILITIES LESS ASSETS - (2.0%)			(279,964)
	NET ASSETS - 100.0%			$ 13,987,962

	SECURITIES SOLD SHORT - (27.8%)
	COMMON STOCK - (6.8%)
	BANKS - (2.9%)
3,891	M&T Bank Corp.			401,396

	RETAIL - (3.9%)
8,100	Target Corp.			554,445

	TOTAL COMMON STOCK SOLD SHORT (Cost - $902,693)			955,841

	EXCHANGE TRADED FUNDS - (21.0%)
	EQUITY FUND - (21.0%)
11,450	Consumer Staples Select Sector SPDR Fund			455,252
2,000	Direxion Daily Financial Bull 3X Shares			330,440
6,500	iShares Russell 2000 Index Fund			612,690
3,035	Market Vectors Oil Service ETF			130,323
8,000	Materials Select Sector SPDR Fund			313,440
7,000	SPDR S&P 500 ETF Trust			1,095,850
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Cost - $2,793,404)			2,937,995
	TOTAL SECURITIES SOLD SHORT (Cost - $3,696,097)			3,893,836

Contracts(b)		Expiration Date -
	PUT OPTIONS WRITTEN - (0.1%)	Exercise Price
173	Dell Inc.	05/18/2013 - $14.00		2,595
100	Dell Inc.	08/17/2013 - $14.00		5,300
5	Gardner Denver Inc.	04/20/2013 - $72.50		50
50	Healthsouth Corporation	04/20/2013 - $25.00		875
30	Heinz (H.J.) Company	04/20/2013 - $72.50		1,050
60	Heinz (H.J.) Company	06/22/2013 - $72.50		3,300
100	McMoran Exploration Company	05/18/2013 - $16.00		1,750
	TOTAL PUT OPTIONS WRITTEN (Premiums - $28,773)			14,920

	CALL OPTIONS WRITTEN - (0.0%)
15	Direxion	03/28/2013 - $161.50		4,800
	TOTAL CALL OPTIONS WRITTEN (Premiums - $5,459)
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

* Non-income producing security.
** Represents issuer in default on interest payments; non-income producing security.
*** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
^ All or a portion of this security is segregated as collateral for options written and securities sold short.
ADR American Depositary Receipt.
PLC Public Liability Company.
(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $11,730,261 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 765,233
			Unrealized depreciation	(2,141,124)
			Net unrealized depreciation	$ (1,375,891)

As of March 31, 2013, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Sold Short Percentage		Long Percentage
BRITAIN		-		0.7%
CANADA		-		9.4%
FRANCE		-		1.0%
HONG KONG		-		1.1%
IRELAND		-		2.1%
ISRAEL		-		0.6%
UNITED STATES		(27.8)%		79.5%
	Total Debt & Equity Holdings	(27.8)%		94.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares			Value
	COMMON STOCK - 97.8%
	AEROSPACE/DEFENSE - 11.8%
7,472	General Dynamics Corp.		$ 526,851
6,762	L-3 Communications Holdings, Inc.		547,181
7,851	Northrop Grumman Corp.		550,748
			1,624,780
	AGRICULTURE - 7.9%
13,558	Lorillard, Inc.		547,065
12,389	Reynolds American, Inc.		551,187
			1,098,252
	APPAREL - 7.7%
9,556	Coach, Inc.		477,704
9,959	NIKE, Inc. - Class B		587,681
			1,065,385
	COMMERCIAL SERVICES - 4.2%
16,364	Paychex, Inc.		573,885

	COMPUTERS - 4.2%
2,707	International Business Machines Corp.		577,403

	HEALTHCARE-PRODUCTS - 4.0%
13,857	St. Jude Medical, Inc.		560,377

	MEDIA - 7.9%
9,929	McGraw-Hill Cos., Inc.		517,102
9,021	Viacom, Inc.		568,864
			1,085,966
	MISCELLANEOUS MANUFACTURERS - 11.7%
7,751	Dover Corp.		564,893
8,439	Illinois Tool Works, Inc.		514,273
5,842	Parker Hannifin Corp.		535,010
			1,614,176
	PHARMACEUTICALS - 12.9%
16,017	Abbott Laboratories		565,720
15,531	Bristol-Myers Squibb Co.		639,722
10,180	Eli Lilly & Co.		578,122
			1,783,564
	RETAIL - 4.2%
16,472	Gap, Inc. (The)		583,109

	SEMICONDUCTORS - 4.0%
10,640	KLA-Tencor Corp.		561,154

	SOFTWARE - 17.3%
46,655	Activision Blizzard, Inc.		679,763
22,719	CA, Inc.		571,837
14,540	Fidelity National Information Services, Inc.		576,075
19,673	Microsoft Corp.		562,845
			2,390,520

	TOTAL COMMON STOCK (Cost - $12,639,188)		13,518,571

CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
			Value
	TOTAL INVESTMENTS - 97.8% (Cost - $12,639,188) (a)		$ 13,518,571
	OTHER ASSETS LESS LIABILITIES - 2.2%		303,385
	TOTAL NET ASSETS - 100.0%		$ 13,821,956

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $12,639,188 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 945,933
		Unrealized depreciation	(66,550)
		Net unrealized appreciation	$ 879,383

As of March 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
UNITED STATES			97.8%
		Total Equity Holdings	97.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013

Shares					Value
	EXCHANGE TRADED FUNDS - 23.1%
	DEBT FUND - 23.1%
47,835	PowerShares Senior Loan Portfolio				$ 1,200,659
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,200,966)				1,200,659

Principal		Coupon Rate (%)		Maturity
	BANK LOANS - 90.4%
$ 250,000	Alcatel Lucent USA Inc,	7.25	*	12/4/2018	254,229
250,000	Avaya Inc.	4.50	*	10/26/2017	236,562
250,000	BC Mountain (APEX)	4.50	*	2/1/2020	253,750
250,000	Dunkin' Brands Group Inc	3.75	*	2/15/2018	253,224
250,000	DuPont Performance Coatings	4.75	*	1/31/2020	253,738
250,000	Fairpoint Communications Inc	7.50	*	2/11/2019	244,236
250,000	First Data Corporation	5.00	*	3/24/2017	252,531
250,000	MoneyGram International	4.25	*	3/27/2020	250,000
250,000	Orbitz Worldwide, Inc.	7.25	*	9/20/2017	252,605
250,000	Ruby Western Pipeline Holdings	3.50	*	3/22/2020	253,438
250,000	Sun Products Corp	5.50	*	3/21/2020	253,125
205,305	Sungard Data Systems	4.00	*	3/7/2020	207,743
250,000	Telesat Canada	3.50	*	3/27/2019	249,375
250,000	TI Group Automotive Systems	5.50	*	3/27/2019	247,500
250,000	TNS Inc	5.00	*	2/15/2019	250,079
225,000	Tronox Inc	4.50	*	7/31/2020	228,585
250,000	United Air Lines & Continental	4.00	*	3/22/2019	253,021
250,000	Walter Investment MGMT	5.75	*	11/28/2017	254,821
250,000	WideOpenWest Finance, LLC	4.75	*	3/26/2019	252,865
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,645,323)				4,701,427

	SHORT-TERM INVESTMENTS - 27.9%
1,449,212	Fidelity Institutional Money Market Funds, Class I, 0.14%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,449,212)				1,449,212

	TOTAL INVESTMENTS - 141.4% (Cost - $7,295,501)				$ 7,351,298
	OTHER LIABILITIES LESS ASSETS - (41.4%)				(2,150,219)
	NET ASSETS - 100.0%				$ 5,201,079

* Floating Rate, rate shown represents the rate at March 31, 2013
** Rate shown represents the rate at March 31, 2013, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $7,295,501 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 60,661
				Unrealized depreciation:	(4,864)
				Net unrealized appreciation:	$ 55,797

As of March 31, 2013, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer					Long Percentage
UNITED STATES					113.5%
				Total Equity and debt Holdings	113.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of March 31, 2013.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
March 31, 2013

The following is a summary of significant accounting policies consistently followed by the Catalyst Value Fund (“Value Fund”), Catalyst/SMH High Income Fund (“High Income Fund”), Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”), Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”), Catalyst Strategic Insider Fund ("Strategic Insider Fund"), Catalyst Large Cap Value Fund (“Large Cap Value Fund”), Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”), Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”), Catalyst/CP Core Equity Fund (“Core Equity Fund”), Catalyst Insider Long/Short Fund ("Insider Long/Short Fund"), Catalyst Event Arbitrage Fund ("Event Arbitrage Fund"), Catalyst/Lyons Tactical Allocation Fund ("Tactical Allocation Fund"), Catalyst/Princeton Floating Rate Income Fund ("Floating Rate Income Fund"), (each a “Fund” and collectively, the “Funds”) and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Debt securities (other than short-term debt obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on, when no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of March 31, 2013:

Assets *		High Income	Total Return	Growth of	Strategic
Level 1	Value Fund	Fund	Income Fund	Income Fund	Insider Fund
Common Stock	$ 35,941,291	$ -	$ 27,183,159	$ 15,776,093	$ 7,890,768
Purchased Options	$ -	$ -	$ -	$ -	$ 7,100
Warrants	$ 5,394,510	$ -	$ -	$ -	$ -
Total Level 1	$ 41,335,801	$ -	$ 27,183,159	$ 15,776,093	$ 7,897,868

Level 2
Convertible Bonds	$ -	$ 4,336,909	$ 167,009	$ -	$ -
Corporate Bonds	$ -	$ 96,799,701	$ 19,607,433	$ -	$ -
Warrants	$ -	$ -	$ -	$ -	$ -
Short-Term Investments	$ 4,398,245	$ -	$ 181,350	$ 649,809	$ 2,949,229
Total Level 2	$ 4,398,245	$ 101,136,610	$ 19,955,792	$ 649,809	$ 2,949,229
Total Assets	$ 45,734,046	$ 101,136,610	$ 47,138,951	$ 16,425,902	$ 10,847,097

Assets *	Large Cap	Global Capital	Global Total Return	Core Equity	Insider Long/
Level 1	Value Fund	Appreciation Fund	Income Fund	Fund	Short Fund
Common Stock	$ 867,088	$ 10,762,393	$ 6,715,644	$ 23,220,025	$ 3,116,812
Exchange Traded Funds	$ -	$ 198,606	$ 133,784	$ -	$ -
Total Level 1	$ 867,088	$ 10,960,999	$ 6,849,428	$ 23,220,025	$ 3,116,812

Level 2
Corporate Bonds	$ -	$ -	$ 3,958,498	$ -	$ -
Stock Rights	$ -	$ -	$ -	$ -	$ -
Short-Term Investments	$ 140,444	$ 1,228,527	$ 916,309	$ 194,138	$ 433,085
Total Level 2	$ 140,444	$ 1,228,527	$ 4,874,807	$ 194,138	$ 433,085
Total Assets	$ 1,007,532	$ 12,189,526	$ 11,724,235	$ 23,414,163	$ 3,549,897
*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Income Fund and Total Return Income Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

Assets *	Event Arbitrage	Tactical	Floating Rate
Level 1	Fund	Allocation Fund	Income Fund
Common Stock	$ 11,824,313	$ 13,518,571	$ -
Exchange Traded Funds	$ 430,268	$ -	$ 1,200,659
Stock Rights	$ 196,575	$ -	$ -
Preferred Stock	$ 280,400	$ -	$ -
Warrants	$ 383,200	$ -	$ -
Put Options	$ 692	$ -	$ -
Call Options	$ 85,050	$ -	$ -
Total Level 1	$ 13,200,498	$ 13,518,571	$ 1,200,659

Level 2
Bank Loans	$ -	$ -	$ 4,701,427
Short-Term Investments	$ 1,067,428	$ -	$ 1,449,212
Total Level 2	$ 1,067,428	$ -	$ 6,150,639
Total Assets	$ 14,267,926	$ 13,518,571	$ 7,351,298
*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund

Beginning balance June 30, 2012	$ -	$ -
Total realized gain/(loss)	-	-
Change in unrealized depreciation	-	-
Cost of purchases	-	-
Proceeds from sales	-	-
Net transfers in/(out) of Level 3	-	-
Ending balance March 31, 2013	$ -	$ -

Level 3 assets represent 0.00% and 0.00% of the High Income Fund and Total Return Income Fund respectively.  Level 3 assets, Trump Entertainment Resorts Inc., were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:
Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Trump Entertainment Resorts Inc.	$ -	Bankruptcy	No Public Market
Total Fair Value Securities	$ -

Fair value securities as a percent of Net Assets 0.00%

Liabilities *	Total Return	Strategic	Global Capital	Global Total Return	Insider Long/
Level 1	Income Fund	Insider Fund	Appreciation Fund	Income Fund	Short Fund
Common Stock Sold Short	$ -	$ -	$ -	$ -	$ 1,568,699
Total Level 1	$ -	$ -	$ -	$ -	$ 1,568,699

Level 2
Call Options Written	$ 108,125	$ 195,900	$ 113,437	$ 101,615	$ -
Total Level 2	$ 108,125	$ 195,900	$ 113,437	$ 101,615	$ -
Total Liabilities	$ 108,125	$ 195,900	$ 113,437	$ 101,615	$ 1,568,699

Liabilities *	Event
Level 1	Arbitrage Fund
Common Stock Sold Short	$ 955,841
Exchange Traded Funds Sold Short	$ 2,937,995
Total Level 1	$ 3,893,836

Level 2
Put Options Written	$ 14,920
Call Options Written	$ 4,800
Total Level 2	$ 19,720
Total Liabilities	$ 3,913,556

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2013 categorized by risk exposure:

Call options Written on Equity Securities:
Fund	Unrealized
Total Return Income Fund	$ 27,788
Strategic Insider Fund	(58,378)
Global Capital Appreciation Fund	4,139
Global Total Return Income Fund	(27,881)
Event Arbitrage Fund	14,512

Purchased options on Equity Securities:
Fund	Unrealized
Strategic Insider Fund	$ (26,638)
Event Arbitrage Fund	26,380

The amounts of derivative instruments disclosed on the Consolidated Portfolio of Investments at March 31, 2013 is a reflection of the volume of derivative activity for the Funds.
CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013

A summary of option contracts written for the nine months ended March 31, 2013 were as follows:

	Total Return Income Fund		Strategic Insider Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	1,459	$ 64,093	645	$ 237,411
Options written	2,343	247,672	2,051	675,276
Options covered			(2,096)	(775,165)
Options exercised	(50)	(47,249)	-	-
Options expired	(1,507)	(128,603)	-	-
Options outstanding end of period	2,245	$ 135,913	600	$ 137,522

	Global Capital Appreciation Fund		Global Total Return Income Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	710	$ 98,489	1,100	$ 116,837
Options written	1,247	106,755	449	65,019
Options covered	-	-	-	-
Options exercised	(224)	(30,555)	(671)	(55,719)
Options expired	(458)	(57,113)	(394)	(52,403)
Options outstanding end of period	1,275	$ 117,576	484	$ 73,734

Event Arbitrage Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	-	$ -	-	$ -
Options written	2,854	283,561	2,276	182,346
Options covered	(1,414)	(181,512)	(702)	(68,538)
Options exercised	(332)	(42,469)	(200)	(11,044)
Options expired	(1,093)	(54,121)	(856)	(73,991)
Options outstanding end of period	15	$ 5,459	518	$ 28,773
* One option contract is equivalent to one hundred shares of common stock

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 29, 2013

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 29, 2013